Evergreen Asset Management Corp.
                            2500 Westchester Avenue
                            Purchase, New York 10577




                                                             November 29, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re: Rule 24f-2 Notice of
      EVERGREEN LIMITED MARKET FUND for its fiscal year ended September 30, 1995 Registration No. 2-81494; Investment Company File No.811-3653

Gentlemen:

         In accordance with the provisions of Rule 24f-2, the Evergreen Limited Market Fund, Inc. ("Limited Market") hereby files its Rule 24f-2 Notice for the fiscal year ending September 30, 1995 ("Fiscal Year").

     No shares of Common Stock of Limited Market that had previously been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to the Regulation remained unsold at the beginning of the Fiscal Year. No Shares of Common Stock were registered under the Securities Act during the Fiscal Year other than pursuant to the Regulation.

     During the Fiscal Year, shares of Common Stock of Limited Market having an aggregate offering price of $45,004,268 were sold and shares of beneficial interest of Limited Market having an aggregate value of $62,443,458 were redeemed. Shares of Common Stock of Limited Market having an aggregate offering price of $45,004,268 were sold during the Fiscal Year in reliance upon the registration of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

         Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.

     In accordance with subsection (c) of Rule 24f-2, no registration fee is due on behalf of Limited Market. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year by the Fund, reduced by the difference between:

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                                                        -2-

Securities and Exchange Commission                            November 29, 1995.


         (1) The actual aggregate redemption price of the shares of Limited Market redeemed during the Fiscal Year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by Limited Market pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

Aggregate Sale Price for
Shares Sold During
Fiscal Year in Reliance
upon the 24f-2 Declaration                        $45,004,268

Reduced by the
Difference Between:

(1) Aggregate Redemption
Price of Shares Redeemed
During the Fiscal Year                            $62,443,458

and

(2) Aggregate Redemption
Price of Redeemed Shares
Previously Applied by Fund
Pursuant to Rule 24e-2(a)
Filings Made Pursuant to
Section 24(e)(1) of Invest-
ment Company Act of 1940                          $         0

Equals                                            $62,443,458

Net aggregate proceeds
from sales and re-
demptions of Shares:                             ($17,439,190)

Fee pursuant to Sec.6(b) of
the Securities Act of 1933                                /2900
                                                   -------------
                                                        $0
                                                   =============



         Any questions regarding the matter should be addressed to Joseph J. McBrien, Esquire at the above address.

                                       Very truly yours,

                                       EVERGREEN LIMITED MARKET FUND, INC.



                                            By:/s/ John J. Pileggi
                                             -------------------------
                                             John J. Pileggi
                                             President and Treasurer



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